Long-term debt - Schedule of Long-term Debt (Detail) - CAD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 458	$ 461
Current portion	0	434
Long-term portion	$ 458	$ 27
Weighted average remaining life (years)	1.2 Years	1.5 Years
Weighted average interest rate	5.20%	5.70%
Bankers acceptances and prime rate loans [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 395	$ 399
6.40%, US$4 million, maturing November 30, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	5	5
5.85%, US$10 million, maturing November 30, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	13	13
4.88%, US$13 million, maturing November 30, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	18	17
4.98%, US$6 million, maturing November 30, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	8	8
5.23%, US$2 million, maturing November 30, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	3	3
4.79%, US$12 million, maturing November 30, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 16	$ 16